Document and Entity Information	Sep. 09, 2019
Cover [Abstract]
Entity Registrant Name	CIT GROUP INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001171825
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-31369
Entity Tax Identification Number	65-1051192
Entity Address, Address Line One	11 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	461-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CIT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false